CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	₺ 16,069,394	₺ 15,046,238		₺ 15,171,834
Operating expenses
Cost of inventory sold	(12,577,307)	(11,796,542)		(11,852,569)
Shipping and packaging expenses	(1,595,728)	(1,899,366)		(1,276,866)
Payroll and outsource staff expenses	(1,790,091)	(1,587,567)		(794,492)
Advertising expenses	(1,765,278)	(2,950,767)		(1,526,765)
Technology expenses	(183,416)	(123,951)		(75,454)
Depreciation and amortization	(512,761)	(386,600)		(301,617)
Other operating income	78,654	159,211		20,890
Other operating expenses	(826,377)	(573,365)		(192,625)
Operating loss	(3,102,910)	(4,112,709)		(827,664)
Financial income	1,913,635	4,024,276		249,013
Financial expenses	(1,710,031)	(1,988,906)		(957,143)
Monetary gains/(losses)	(8,144)	56,328		599,208
Loss before income taxes	(2,907,450)	(2,021,011)	[1]	(936,586)	[1]
Loss for the year	₺ (2,907,450)	₺ (2,021,011)		₺ (936,586)
Basic loss per share	₺ (8.92)	₺ (6.63)		₺ (3.29)
Diluted loss per share	₺ (8.92)	₺ (6.63)		₺ (3.29)
Other comprehensive loss: Items that will not be reclassified to profit or loss in subsequent period:
Actuarial losses arising on remeasurement of post-employment benefits	₺ (13,982)	₺ (6,658)		₺ (3,312)
Total comprehensive loss for the year	₺ (2,921,432)	₺ (2,027,669)		₺ (939,898)

[1]	Classification of certain figures is corrected compared to the published financial statements as of 31 December 2021 and 31 December 2020. For further information, refer to note 2.5